Note 13 - Related Parties - Related Party Transactions (Details)	Dec. 31, 2017 USD ($) $ / shares shares
Investment	$ 2,000,000
Principal	$ 3,030,303
Shares Issuable at 0.40, excluding interest (in shares) | shares	7,575,758
IBS Capital LLC [Member] | The IBS Turnaround Fund (LP) (A Limited Partnership) [Member]
Investment	$ 531,960
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 806,000
Shares Issuable at 0.40, excluding interest (in shares) | shares	2,015,000
IBS Capital LLC [Member] | The IBS Turnaround Fund (QP) (A Limited Partnership) [Member]
Investment	$ 1,118,040
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 1,694,000
Shares Issuable at 0.40, excluding interest (in shares) | shares	4,235,000
IBS Capital LLC [Member] | The IBS Opportunity Fund Ltd. [Member]
Investment	$ 350,000
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 530,303
Shares Issuable at 0.40, excluding interest (in shares) | shares	1,325,758